Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Stock Option Activity

A summary of stock option activity during the three years ended December 31, 2013 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option	Aggregate intrinsic value
Outstanding and exercisable at January 1, 2011	120,000	$4.43	$1.24
Granted	60,000	$5.92	$1.87

Outstanding and exercisable at December 31, 2011	180,000	$4.93	$1.45
Granted	1,503,000	$6.03	$1.26
Expired	(60,000)	$4.41	$0.89

Outstanding and exercisable at December 31, 2012	1,623,000	$5.97	$1.29
Granted	60,000	$7.50	$1.88
Exercised	(469,000)	$5.54	$1.13
Expired	(30,000)	$4.45	$1.58

Outstanding and exercisable at December 31, 2013	1,184,000	$6.26	$1.62	$1,046

Exercisable at December 31, 2013				$419
Expected to vest after December 31, 2013				$627

Option Granted by Company

Details of the options granted by the Company in 2011, 2012 and 2013 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2011
60,000	100% vested at date of grant	$5.92	June 10, 2011 to June 9, 2014	5.3

In 2012
600,000	100% vested in April 2013	$6.66	April 1, 2013 to April 30, 2016*	28.0
831,000	50% vested in January 2013 and 50% will vest after 2013 at the time when the option certificates are issued to the grantees	$5.63	January 1, 2013 to April 26, 2015	15.9
60,000	100% vested at date of grant	$5.34	June 6, 2012 to June 5, 2015	17.2
12,000	1,000 shares monthly from August 1, 2012	$5.95	August 1, 2012 to July 31, 2014	7.0

In 2013
60,000	100% vested at date of grant	$7.50	May 31, 2013 to May 31, 2016	29.0

*	Exercisable period modified in 2013

Weighted Average Fair Value Options Granted, Assumptions

The weighted average fair value of options granted during 2011, 2012 and 2013 was $1.87, $1.26 and $1.88, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2011	2012	2013
Risk-free interest rate	0.75%	0.30% to 0.39%	0.52%
Expected life	3 years	2 years to 4.2 years	3 years
Expected volatility	50.99%	38.57 % to 48.23%	52.36%
Expected dividend yield	1.69%	3.30% to 4.49%	5.87%